Document and Entity Information	21 Months Ended
Sep. 30, 2013
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Sep. 30, 2013
Trading Symbol	igxt
Entity Registrant Name	IntelGenx Technologies Corp.
Entity Central Index Key	0001098880
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY